Expense Example - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2015 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	406
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C
Expense Example:
1 year	245
3 years	449
5 years	776
10 years	1,497
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M
Expense Example:
1 year	441
3 years	633
5 years	841
10 years	1,442
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Expense Example:
1 year	640
3 years	777
5 years	927
10 years	1,362
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530